Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deposit [abstract]
Deposits
15. Deposits
Other non-current assets as of June 30, 2024, and December 31, 2023, are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Leasehold deposits, net (*)	160,973	186,573
Other deposits	—	—

Total	160,973	186,573

(*)	Related to the lease deposit paid for the office, warehouse, employees’ dormitory, and corporate leased vehicle.

15. Deposits
Other
non-current
assets as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022

Leasehold deposits, net (*)	186,573	207,825
Other deposits (**)	—	4,307,756

Total	186,573	4,515,581

(*)	Related to the lease deposit paid for the office, warehouse, employees’ dormitory, and corporate leased vehicle.
(**)
As of December 31, 2022, other deposits are entirely composed of escrowed deposit related to Trinit Co., Ltd. (“Trinit”, subsequently changed its name to Yongsan Holdings Co., Ltd.) in conjunction with disposal of
“G-SMATT
Global Co., Ltd.” in 2019. On February 9, 2023, the Company entered into an agreement with BioX to transfer its ownership of the assets related to Trinit (subsequently renamed Yongsan Holdings Co., Ltd.). The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 4,091,557 as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd.